Dividend Reinvestment Plan - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Banking And Thrift [Abstract]
Original issue shares under the terms of the DRIP	73,411	106,230	79,962